Bernstein, Shur, Sawyer & Nelson, P.A. 100 Middle Street PO Box 9729 Portland, ME 04104-5029 T (207) 774 - 1200 F (207) 774 - 1127

VIA EDGAR

June 20, 2017

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

RE:	Cross Shore Discovery Fund (“Fund”)
File Nos. 811-22976; 333-204814

Ladies and Gentlemen:

On behalf of the Fund, transmitted herewith for filing with the U.S. Securities and Exchange Commission (the “Commission”) under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “Investment Company Act”), is Post-Effective Amendment No. 3 (the “Amendment”) to the Fund’s Registration Statement on Form N-2. The Amendment has been tagged to indicate paragraphs that include changes made from the last filing of a Post-Effective Amendment to the Registration Statement, which was filed with the Commission on June 14, 2016. In addition, separately we have filed as correspondence a redline showing the specific changes made from the last Amendment.

This filing is made to incorporate: (1) the Fund’s financial statements for its fiscal year ended March 31, 2017 and related annual updates; (2) to amend the Fund’s investment objective (the Fund’s benchmark is changing) and (3) to make other minor changes to the Registration Statement.

I note that the Fund needs to update the financial statements in the Registration Statement by July 31, 2017.

Thank you for your assistance. If you should have any questions regarding the enclosed information, please contact me directly at (207) 228-7182.

Kind regards,

Edward C. Lawrence

bernsteinshur.com